Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

Telephone: (215) 988-2700

Fax: (215) 988-2757

www.drinkerbiddle.com

January 3, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Trust for Credit Unions (the “Trust”)
Securities Act Registration No. 33-18781
Investment Company Act Registration No. 811-5407

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of Prospectuses that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A, which was filed on December 29, 2016, and (ii) the text of Post-Effective Amendment No. 52 to the Trust’s Registration Statement was filed with the Commission via EDGAR on December 29, 2016 (Accession No. 0001193125-16-807439 ) with an effective date of December 29, 2016.

Questions and comments concerning this letter can be directed to the undersigned at (215) 988-2897.

Very truly yours,
/s/ Frances V. Ryan
Frances V. Ryan

cc:	Jay Johnson, Callahan Financial Services, Inc.
Michael P. Malloy, Esq.